Income tax expense	6 Months Ended
Sep. 30, 2025
Income tax expense [Abstract]
Income tax expense	Income tax expense
The Company's consolidated effective tax rate was 26.4% and 60.7% for the three months ended September 30, 2024 and 2025, and 32.2% and (193.4)% for the six months ended September 30, 2024 and 2025, respectively. The change in the effective tax rate was primarily due to Coincheck Parent recognizing a loss before income taxes for the three and six months ended September 30, 2025, which was not recognized as a deferred tax asset due to the fact that sufficient future taxable profits are not expected.